Acquisition-related Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	$ 10,121.8	$ 10,403.1
Accumulated Amortization	(4,388.2)	(3,939.2)
Definite-Lived Intangible Assets, Net	5,733.6	6,463.9
Amortization of acquisition-related intangible assets	763.1	747.6	647.9
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	1,337.7	1,340.6
Acquisition-related Intangible Assets, Gross	11,459.5	11,743.7
Acquisition-related Intangible Assets, net of Accumulated Amortization	7,071.3	7,804.5
Tradenames [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	1,326.9	1,326.9
In-process Research and Development [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Intangible Assets	10.8	13.7
Discontinued Operations [Member]
Definite-Lived Intangible Assets [Line Items]
Amortization of acquisition-related intangible assets			4.2
Minimum [Member]
Definite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years
Maximum [Member]
Definite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	20 years
Customer Relationships [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	6,738.2	7,047.0
Accumulated Amortization	(2,771.2)	(2,617.6)
Definite-Lived Intangible Assets, Net	3,967.0	4,429.4
Product Technology [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	2,530.8	2,512.9
Accumulated Amortization	(1,187.0)	(958.6)
Definite-Lived Intangible Assets, Net	1,343.8	1,554.3
Tradenames [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	816.0	807.8
Accumulated Amortization	(395.4)	(330.5)
Definite-Lived Intangible Assets, Net	420.6	477.3
Patents [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	20.0	19.7
Accumulated Amortization	(19.7)	(19.2)
Definite-Lived Intangible Assets, Net	0.3	0.5
Other Intangible Assets [Member]
Definite-Lived Intangible Assets [Line Items]
Definite-Lived Intangible Assets, Gross	16.8	15.7
Accumulated Amortization	(14.9)	(13.3)
Definite-Lived Intangible Assets, Net	$ 1.9	$ 2.4